SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Policies) [Abstract]
Constant Currency Restatement Policy [Text Block]
a) Constant currency restatement

Until 1995, the CVM required publicly traded companies subject to its reporting requirements to prepare and publish:

•	the statutory financial information prepared according to Brazilian corporate law (“Corporate Law”) and
•	as supplemental information, financial statements expressed in currency of constant purchasing power (prepared following the "constant currency method").

This requirement to present financial statements following the constant currency method was eliminated when indexation of financial statements for Brazilian statutory and tax purposes was discontinued on January 1, 1996.

Until June 30, 1997, Brazil was considered a hyperinflationary economy and, accordingly, for purposes of the accompanying financial statements, all balances and transactions prior to that date have been remeasured at June 30, 1997 price-levels.

The index selected for this remeasurement up to December 31, 1995 was the Fiscal Reference Unit (UFIR), which we consider the most appropriate index since it is the same index that has been established by the tax authorities for preparation of financial statements under Corporate Law as well as the index selected by the CVM for the preparation of the supplemental financial statements following the constant currency method. From January 1, 1996, with the elimination of the requirement to present constant currency financial statements, no UFIR was calculated for this purpose. The index we selected for remeasurement as from January 1, 1996 to June 30, 1997, the date on which we discontinued the constant currency methodology, is the General Price Index-Market (IGP-M), an independent general price level index calculated by the Fundação Getulio Vargas.

From July 1, 1997, the date on which we determined that Brazil was no longer a hyperinflationary economy, balances and transactions are expressed in nominal reais, as required by US GAAP and the United States Securities and Exchange Commission (“SEC”) guidelines.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
b) Foreign currency translation into Brazilian Reais

Transactions in foreign currencies are recorded at the prevailing exchange rate at the date of the related transactions. Monetary assets and liabilities denominated in foreign currencies are translated into Brazilian reais at year end exchange rates. The related transaction gains and losses are recognized in the statement of income as they occur.

Financial statements of operations outside Brazil with a functional currency other than the Brazilian real have been translated on the following bases:

•	assets and liabilities at the period-end exchange rate,
•	revenues and expenses at the average exchange rate for the period, and
•	gains or losses arising from translation are included under Cumulative Translation Adjustment in stockholders' equity.

Financial statements of operations outside Brazil that have the Brazilian real as the functional currency have been translated on the following basis:

•	assets and liabilities, substantially all of which are monetary in nature, at the year-end exchange rate,
•	revenues and expenses at the average exchange rate for the period, and
•	Transactions gains and losses are reported in the statement of income under Net gain (loss) on transaction of foreign subsidiaries.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
c) Cash and cash equivalents

For purposes of the Consolidated Statement of Cash Flows, cash and cash equivalents in these financial statements has been defined as cash and due from banks and interest-bearing deposits in other banks with original maturities of 90 days or less.

Interest Earning Assets and Interest Bearing Liabilities Policy [Text Block]
d) Presentation of interest-earning assets and interest-bearing liabilities

Interest-earning assets and interest-bearing liabilities are presented in the consolidated balance sheet at the amortized cost using the effective yield interest method Such presentation is required since accrued financial charges are added to the outstanding principal each period for substantially all those assets and liabilities. Total financial charges accrued on the outstanding principal of assets was R$ 27,511 and R$ 23,505 at December 31, 2010 and 2009, respectively. Total financial charges accrued on the outstanding principal of liabilities was R$ 39,250 and R$ 29,701 at December 31, 2010 and 2009, respectively.

Securities Purchased Under Resale Agreements and Securities Sold Under Repurchase Agreements Policy [Policy Text Block]
e) Securities purchased under resale agreements and securities sold under repurchase agreements

We enter into purchases of securities under agreements to resell ("resale agreements") and sales of securities under agreements to repurchase ("repurchase agreements"). Resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The carrying amount of Securities purchased under resale agreements was R$ 34,734 and R$ 56,714 at December 2010 and 2009, respectively. The carrying amount of Securities sold under repurchase agreements was R$ 97,972 and R$ 66,174 at December 31, 2010 and 2009, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as Interest income and Interest expense.

The carrying amount and classification of financial assets transferred as collateral in repurchase agreements (that are accounted for as secured borrowing transactions) at December 31, 2010 and 2009 are as follows Trading assets – R$ 54,793 and R$ 6,336, Available-for-sale securities – R$ 8,826 and R$ 3,019, and Held-to-maturity securities – R$ 268 and R$ 124, respectively. Securities accepted as collateral in our resale agreements may be used, when permitted by the terms of the agreements, as collateral of our repurchase agreements or may be sold. Total amount of securities received as collateral in our resale agreements that were repledged or sold at December 31, 2010 and 2009 amounts to R$ 23,070 and R$ 51,853, respectively

In Brazil, custody control of local securities is centralized and the possession of securities purchased under resale agreements is temporarily transferred to the purchaser. We closely monitor the market value of the underlying securities collateralizing the resale agreements and adjust the amount of collateral as appropriate.

Marketable Securities, Trading Securities, Policy [Policy Text Block]
f) Trading assets and liabilities, including derivatives

We classify debt and equity securities in accordance with FASB Accounting Standards Codification (ASC) 320 - Investments - Debt and Equity Securities. These classifications are determined based on our intent with respect to the securities on the date of purchase.

Trading assets include securities classified as trading, in accordance with ASC 320 and derivative financial instruments which have not been designated for hedge accounting.

Trading securities are carried at estimated fair value. Gains and losses, both realized and unrealized, are included in Trading income (losses) in the consolidated statement of income.

Derivatives recorded in Trading assets and in liabilities, included within Other liabilities, are those entered into for trading purposes with our customers or which do not qualify as hedges. They are carried at fair value with realized and unrealized gains (losses) recognized in Trading income (losses).

When determining the fair value of trading assets and liabilities we follow the criteria established by ASC 820, Fair Value Measurements and Disclosures, as further detailed in Note 28

We account separately for the embedded derivatives included in hybrid financial instruments, when this segregation is required by ASC 815, Derivatives and Hedging Upon entering into the hybrid instruments, we record the embedded derivative instrument at its fair value and subsequently remeasure it at fair value at each reporting date with gains and losses recognized in Trading income (losses) in the consolidated statement of income. Option-based embedded derivatives shall not be adjusted to result in the embedded derivative being at the money at inception and in separating the embedded derivative the strike price shall be based on the stated terms documented in the hybrid instrument.

From January 1, 2007, we adopted ASC 815-15, Derivatives and Hedging - Embedded Derivatives. According to this rule, hybrid financial instruments that contain an embedded derivative that had to be bifurcated according to ASC 815 can be recorded entirely at their fair value if there is an irrevocable option for this accounting treatment on an instrument-by-instrument basis. We had not elected the option not to bifurcate for any instrument.

When we have entered into a legally enforceable netting agreement with counterparties to derivatives, we report derivative assets and derivative liabilities separately under assets and in liabilities in the consolidated balance sheet without off-setting the different instruments under netting master agreements that is allowed under ASC 210-20, Balance Sheet – Offsetting We have not posted cash collateral at December 31, 2010 and 2009. Our obligation to return cash collateral, not off-set against the related derivatives, amounts to R$ 49 and R$ 46 at December 31, 2010 and 2009, respectively.

Available For Sale and Held To Maturity Securities Policy [Text Block]
g) Available-for-sale and held-to-maturity securities

Securities are classified as available-for-sale when, in management's judgment, they may be sold in response to or in anticipation of changes in market conditions. Available-for-sale securities are carried on the balance sheet at fair value. Unrealized gains and losses on these securities are reported, net of applicable taxes, as a separate component of stockholders’ equity. Interest, including amortization of premiums and discounts, and dividend income on equity securities, are reported in the respective account in the consolidated statement of income. Average cost is used to determine realized gains and losses on sales of available for sale securities, which are recorded under Net gain (loss) on sale of available-for-sale securities in the consolidated statement of income.

Securities that Itaú Unibanco Holding has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, adjusted for amortization of premiums or discounts. Interest, including amortization of premiums and discounts, is reported under Interest on held-to-maturity securities in the consolidated statement of income.

Unrealized gains or losses on available-for-sale securities on the date when debt securities are transferred into the held-to-maturity category continue to be reported as a separate component of stockholders' equity. The unrecognized gain or loss is amortized over the remaining period to maturity as an adjustment of yield and consistent with the amortization of the related premium or discount.

When a decline in fair value of available-for-sale or held-to-maturity securities below its carrying amount is considered to be “other than temporary” we recognize an impairment loss in the consolidated statement of income for the difference between the carrying amount of the impaired security and its fair value as of the date of the impairment. Such fair value as of the date of the impairment becomes the new cost basis of the security.

In determining whether a decline in value is “other than temporary”, we use a combination of factors aimed at determining whether recovery of the value of a security is likely. These factors include, besides the duration and magnitude of the decline in value below its carrying amount, other factors, such as the likelihood, based on the historical behavior of the value of particular securities that a decline in value will be recovered, as well as, for debt securities the likelihood that we will be unable to collect either principal or interest.

In April 2009, the FASB amended ASC 320-10-35-34, Investments – Debt and Equity Securities. Recognition of an Other-Than-Temporary Impairment amending the other-than-temporary impairment guidance for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than- temporary impairments on debt and equity securities in the financial statements. Under the amended guidance, other-than-temporary impairment of a debt security shall be considered to have occurred if either: (i) an entity has decided to sell a debt security, or (ii) it is more likely than not than the entity will be required to sell the security before the recovery of its amortized cost basis If it is not expected that the security will recover to the entire amortized cost basis of the security, the entity would be unable to assert that it will recover its amortized cost basis even if it does not intend to sell the security. Therefore, in those situations, an other-than-temporary impairment shall be considered to have occurred.

In assessing whether the entire amortized cost basis of the security will be recovered, an entity shall compare the present value of cash flows expected to be collected from the security with the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis of the security, the entire amortized cost basis of the security will not be recovered (that is, a credit loss exists), and an other-than-temporary impairment shall be considered to have occurred.

If an entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment shall be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors.

The amount of the total other-than-temporary impairment related to the credit loss shall be recognized in earnings. The amount of the total other-than-temporary impairment related to other factors shall be recognized in other comprehensive income, net of applicable taxes. See Notes 7 and 24b to the Consolidated Financial Statements for disclosures related to the Itaú Unibanco Holding’s investment securities and Other-Than-Temporary Impairment.

Derivatives, Policy [Policy Text Block]
h) Derivatives other than trading

Certain derivatives used to hedge exposures or to modify the characteristics of financial assets and liabilities which meet the following criteria are accounted for as hedges, in accordance with ASC 815, Derivatives and Hedge.

To qualify as a hedge, the derivative must be:

•	designated and qualifying as a hedge of a specific financial asset or liability at the inception of the contract,
•
highly effective at achieving offsetting the exposure to changes in its fair value in relation to the fair value of the item being hedged, or with respect to changes in the expected cash flow, if a cash flow hedge, both at inception and over the life of the contract, and.

•
formally and contemporaneously documented as part of a hedging relationship, including the risk management objective and strategy, identification of the hedging instrument and of the hedged item and the risk exposure, how effectiveness is to be assessed prospectively and retrospectively, and how ineffectiveness is to be measured.

The extent to which a hedging instrument has been and is expected to continue to be effective at achieving offsetting changes in fair value or cash flows must be assessed and documented at least quarterly. Any ineffectiveness must be reported in current-period earnings. If it is determined that a derivative is not highly effective at hedging the designated exposure, hedge accounting is discontinued.

According to ASC 815, there are three types of hedge strategies: (1) fair value hedge; (2) cash flow hedge; and (3) hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive income - AOCI” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The portion of gains and losses on the derivatives representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. All hedging derivative amounts affecting earnings are recognized consistent with the classification of the hedged item, in net interest income.

If the hedge relationship is terminated as was the case for certain of our hedge relationships in 2009 that no longer met the effectiveness requirement, the change in fair value of the derivative recorded in AOCI is recognized when the cash flows that were hedged occur, consistent with the original hedge strategy. If it is probable that the forecasted transaction will not occur according to the original strategy, any related derivative amounts recorded in AOCI will be immediately recognized in earnings.

Finance, Loan and Lease Receivables, Held-for-investment, Policy [Policy Text Block]
i) Loans and leases

General

Loans and leases are stated at amortized cost using the effective yield interest method, including interest receivable and contractual indexation. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the lives of the related loans. Interest income is recorded on the accrual basis and is added to the principal amount of the loans and leases each period. Lease financing receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income.

The FASB issued new disclosures requirements (ASU 2010-20) which are effective prospectively for the calendar year ended on December 31, 2010 with respect to loans and to allowance for loan and lease losses. The new guidance introduces two new concepts: Portfolios segments (“segments”) and classes of finance receivables (“classes”). The segments are the levels at which the Company develops and documents its methodology for determining the allowance for loan losses. The classes are a disaggregation of segments at a level at which the nature and extent of exposure to credit risk arising from finance receivables is evaluated and are based on all of the following: (i) the initial measurement attribute, (ii) risk characteristics of the receivable, and (iii) method for monitoring and assessing credit risk. Segments of Itaú Unibanco are: Individuals, Corporate, Small and Medium Businesses and Foreign Loans Latin America. The classes that are part of the Individuals segment are: Credit Cards, Personal Loans, Vehicles and Mortgage Loans. The other segments do not have separate classes.

We have separate management responsibility for measuring and monitoring our allowance for loan losses for each of our segments (Individuals, Corporate, Small and Medium Businesses and Foreign Loans Latin America) and for each segment we develop and document the methodology to be used to measure such allowance. Our Individuals segment consists primarily of vehicle financing to individuals, credit card, personal loans (including mainly consumer finance and overdrafts) and residential mortgage loans. Our Corporate portfolio includes loans made to large corporate clients. Our Small and Medium Businesses Portfolio correspond to loans to a variety of customers from small to medium – sized companies. Our Foreign Loans Latin America is substantially composed of loans granted to individuals in Argentina, Chile, Paraguay and Uruguay. The identification of segments and classes by Itaú Unibanco was based on the level at which credit risk management and monitoring is performed. Management and monitoring is performed on a decentralized basis with business units responsible for a class having responsibility for decisions as to the level of risk to take in granting loans considering the expected profitability.

Purchased impaired loans

Purchased impaired loans are initially recognized at their fair value (evidenced by the purchase price of the loans) or in the case of business combinations based on the estimated present value of amounts to be received. Subsequently the valuation allowance should only reflect losses incurred after acquisition. The excess of cash flows expected at acquisition over the initial investment (known as the accretable yield) should be recognized as interest income over the life of the loan when the timing and amount of cash flows expected to be collected can be made. If upon subsequent evaluation it is concluded that it is probable that not all the cash flows expected at acquisition will be collected the loan shall be considered impaired. If upon subsequent evaluation it is probable that significant additional cash flows will be collected, any valuation allowance should be reversed and the amount of the accretable yield should be recalculated and the recalculated accretable yield should be applied prospectively over the life of the loan. This policy is adopted for all portfolio segments of Itaú Unibanco that carry purchased impaired loans.

Purchased non-impaired loans

Purchased non-impaired loans are initially recognized at their fair value (evidenced by the purchase price of the loans) or in the case of business combinations at the present value of amounts to be received. Subsequently interest income and any difference between the purchase price and remaining principle is accrued through the maturity date using the effective yield interest method. This policy is adopted for all portfolio segments of Itaú Unibanco that carry purchased non impaired loans

Finance, Loan and Lease Receivables, Held-for-investment, Allowance and Nonperforming Loans, Policy [Policy Text Block]
j) Non-accrual, Impaired loans and leases and charge-offs.

Non-accrual: We consider loans and leases more than 60 days overdue as non-accrual for all our segments and classes and we stop accruing interest on them. Interest income on all our segments and classes is subsequently recognized only to the extent of cash received until the loan is placed on accrual status. Loans are not reclassified as accruing until the following conditions are met in all our portfolio classes except for credit card: the customer has paid all due installments that are more than 60 days overdue or when contractual terms have been modified and the customer is current under the modified terms. In the credit cards class if a customer that is overdue more than 60 days subsequently pays at least the minimum amount required, it is placed again in accrual status and we accrue interest. If the credit cards holder pays an amount less than such minimum the customer continues to be considered in non-accrual status.

Impaired loans: Loans and leases of all segments and classes are considered impaired when, in our judgment, all amounts due, including accrued interest, are no longer considered collectible.

We consider impaired those loans and leases in all our portfolio that are more than 90 days overdue, those that have already been renegotiated and in addition are over 60 days overdue and, for larger balance non-homogeneous loans belonging to the Corporate segment when they present deterioration indicators that result in being classified in a specific monitoring status as approved by a specific credit committee.

Charge-offs: Loans and leases are charged-off against the allowance when the loan is not collected or is considered permanently impaired. Charge-off normally occurs if no payment is received within 360 days except for loans with original maturities of more than 36 months that are charged off after 540 days overdue. Charge-offs may be recognized earlier than 360 days if it is concluded that the loan is not recoverable. This criteria is adopted for all our portfolio.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
k) Allowance for loan and lease losses

The allowance for loan and lease losses is a valuation allowance that has been recorded for probable losses inherent in the portfolio at the balance sheet date. The determination of the level of the allowance rests upon various judgments and assumptions, including current economic conditions, loan portfolio composition, prior loan and lease loss data and evaluation of credit risk related to individual loans. Our process for determining the appropriate allowance for credit losses includes management's judgment and the use of estimates. The adequacy of the allowance is reviewed regularly by management.

Our entire allowance is available to cover credit losses inherent to our entire portfolio. In order to determine the amount of our allowance for loan and lease losses the portfolio is classified in two main categories for each of which a specific methodology is used to estimate the inherent losses. In the first category, "loans individually reviewed", we include all our loans in the Corporate segment, which need to be individually reviewed for impairment. In the second category, "loans reviewed on a portfolio basis", we include small homogenous credit portfolios, which are comprised of loans in the Individuals segment, in the Foreign Loans Latin America segment and  loans in the Small and Medium Businesses segment. To determine the amount of the allowance corresponding to the "loans individually reviewed", which are considered impaired, we use methodologies that consider both the quality of the customer and the nature of the transaction, including its collateral, in order to estimate the expected cash flows from these loans. For "loans individually reviewed" and not considered to be impaired, loans are classified on different rating categories using several qualitative and quantitative factors applied through internally developed models. Inherent losses for each rating are estimated considering our historical experience on this portfolio, which is a low-default portfolio, and we monitor our inherent loss estimate against market-wide loss experiences. To determine the amount of the allowance corresponding to "loans reviewed on a portfolio basis", loans are segregated into classes considering the underlying risks and characteristics of each group.  The allowance for loan losses is determined for each of those classes through a process that considers historical delinquency and credit loss experience over the most recent years.

Effective December 31, 2010 we changed the detailed methodology used to estimate our allowance for loan and lease losses for “loans reviewed on a portfolio basis” which was previously based on transition matrices. In connection with the requirements to measure credit risk under Basel II we began a few years ago to develop models with stronger statistical basis and that captured a significantly higher quantity of indicators in order to estimate probabilities of default and amounts of default and we also started to build the databases required to apply those models. As a result of the weakened economic environment observed in late 2008, we also noticed that adjustments to reflect economic environment conditions were required to the amounts of allowance estimated using transition matrices because those matrices were “lagging” in capturing in a relatively short period the effects of significant changes in the economic conditions. As result of those developments we implanted the new detailed methodology effective December 31, 2010.

The current methodology takes into account two components to quantify the amount of the allowance:  the probability of default by counterparty (Probability of Default or “PD”) and the potential and expected timing for recovery on defaulted credits (Loss Given Default or “LGD”) wich are applied to the outstanding balance of the loan. Measurement and assessment of these components is part of the process for granting credit and for managing the portfolio. The estimated amounts of PD and LGD are measured based on statistical models that consider a significant number of inputs which are different for each class and include, amongst others, income, equity, past loan experiences, level of indebtedness, economic sector that affects collectability and other attributes of each counterparty and of the economic environment.  These models are updated regularly for changes in economic and business conditions.

The change in methodology resulted in a reduction in the amount of the allowance for loans and leases as of December 31, 2010 (and in the amount of the provision for loan and losses charged to expense for such year) as compared to the one that would have resulted from the prior methodology of R$ 935.

Under the methodology used in periods before December 31, 2010 the allowance for loan losses for “loans reviewed on a portfolio basis” was determined for homogeneous credit portfolios through a process that considered the historical delinquency and credit loss experience during the past years, captured by transition matrices and applied to the current portfolio. Adjustments to historical loss rates were introduced when necessary to reflect changes in economic environment and current conditions, as the weakened economic environment seen during the last quarter of 2008 that affected the portfolio of loans granted before the economic deterioration that occurred during 2009.

The allowance is increased by provisions and recoveries of loans and leases, previously charged off, and is reduced by charged-off loans and leases deemed uncollectible.

The accounting policy and methodology used by the entity to estimate probable losses incurred as of the balance sheet date from exposure to off-balance sheet commitments includes analysis of historical losses and existing economic conditions and is based on the analysis of commitments to extend credit (such as overdraft limits, pre-approved lending commitments, letters of credit outstanding (standby) and other) that have not yet been withdrawn by customers. The limits are continually monitored and changed, when allowed under the terms of the agreements with customers, according to customer behavior.

Equity Method Investments, Policy [Policy Text Block]
l) Investments in unconsolidated companies

Investments in unconsolidated companies, where we own between 20% and 50% of voting stock, are accounted for using the equity method of accounting. Under this method our share of the results of the companies, as measured under US GAAP, is recognized in the consolidated statement of income as Equity in earnings of unconsolidated companies, net, and dividends are credited when declared to the Investments in unconsolidated companies account in the Consolidated Balance Sheet. The outstanding balance of the investment includes goodwill and intangible assets related to those investments, when applicable, which are included in the analysis of whether a decline in value of the investment is considered to be "other-than- temporary".

Investments in companies of less than 20% of voting capital with no readily determinable market value under ASC 320 - Investments - Debt and Equity Securities are recorded at cost (unless we have the ability to exercise significant influence over the operations of the company in which case we use the equity method) and dividends are recognized in income when received (see Note 11).

Goodwill and intangible assets related to affiliates are presented in these financial statements as part of the investment in the affiliate and included in the analysis of whether a decline in value of the investment is considered to be other-than-temporary.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]
m) Foreclosed assets, including real estate

Assets are classified as foreclosed properties and included in Other assets upon actual foreclosure.

Assets received upon foreclosure of loans, including real estate, are initially recorded at the lower of:
•	fair value minus estimated costs to sell, or
•	the carrying value of the loan.

The differences are recorded as a charge to the allowance for loan and lease losses.

Subsequent decreases in the fair value of the asset are recorded as a valuation allowance with a corresponding charge to Non-interest expense. Costs of maintaining such assets are expensed as incurred. In accordance with Brazilian banking regulations, we are required to dispose of such assets within one year of foreclosure.

Property, Plant and Equipment, Policy [Policy Text Block]
n) Premises and equipment

Premises and equipment, including leasehold improvements, are carried at cost which includes capitalized interest, in accordance with ASC 835-20, Interest - Capitalization of Interest, plus price level restatements up to June 30, 1997 (see Note 2a), less depreciation which is computed on the straight-line method using rates based on the estimated useful lives of such assets Leasehold improvements are amortized over the estimated economic life of the improvement.

Costs incurred in developing software or software obtained for internal use, except the costs related to the planning and production stage, have been capitalized in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software and are amortized using the straight-line method over no more than five years.

We assess impairment in accordance with the requirements of ASC 360-10-35, Property, Plant, and Equipment – Subsequent Measurement when events and circumstances indicate that such impairment may exist. No impairment charge has been recorded through December 31, 2010.

Premises and equipment no longer in use is classified as held for sale and carried at the lower of fair value minus estimated costs to sell, or cost. The analysis is made on an individual asset basis. If the fair value of the asset minus the estimated costs to sell the asset is less than the cost of the asset, the deficiency is recognized as a valuation allowance and a charge to the consolidated statement of income.

Goodwill and Intangible Assets, Policy [Policy Text Block]
o) Goodwill and other intangible assets

According to ASC 350, Intangibles – Goodwill and Other, goodwill is not amortized, but rather tested for impairment at least annually, using a two-step approach that involves the identification of “reporting units” and the estimation of each reporting unit’s fair value.

Our reporting units are either one of our operating segments or one level below an operating segment. A "reporting unit" would be a component below an operating segment when discrete financial information is available for such component and management of the operating segment regularly reviews the result of the component.  Our reporting units are one level below our operating segments except in the case of Itaú BBA which is a segment with no reporting units.

We determined June 30 of each year to be the date for performing such impairment test. During the years ended December 31, 2010, 2009 and 2008, goodwill was tested for impairment and it was determined that no impairment was needed. Therefore, no impairment charges were recorded. There were no indicators of impairment that would have suggested another calculation be performed between July 1st and December 31, 2010, except with respect to goodwill of the reporting unit Redecad for which an impairment test was performed on December 31, 2010 and no impairment has been identified.

Intangible assets with finite lives are generally amortized on a straight-line basis over the estimated period benefited. Intangible assets are amortized over their expected useful lives which do not to exceed twenty years. We review our intangible assets for events or changes in circumstances that may indicate that the carrying amount of the assets may not be recoverable, in which case an impairment charge is recognized in Amortization of intangible assets in the consolidated income statement. Indefinite life intangible assets (consisting of certain brands) are tested annually for impairment by comparing the carrying amount with the estimated fair value of the intangible asset as of the date of the test. We determined June 30 of each year to be the date for performing such impairment test.

Income Tax, Policy [Policy Text Block]
p) Income taxes

There are two components of the income tax provision: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the applicable period. We account for deferred income taxes by the asset and liability method, as specified in ASC 740, Income Taxes. Under such method, deferred tax assets or liabilities are recognized with a corresponding credit or charge to income for differences between the financial and tax basis of assets and liabilities at each year end. The tax benefit of net operating loss carry-forwards arising from tax losses are recognized as assets. A valuation allowance is recognized on deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. Changes in tax law and rates are reflected in the statement of income in the period in which they are enacted. We treat interest and penalties on income taxes as a component of other non-interest expense.

ASC 740-10-25 Income Tax – Recognition, sets out a consistent framework to determine the appropriate level of tax reserves to maintain for uncertain tax positions. This interpretation of ASC 740 uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized. Interest and penalties on income taxes are treated as a component of other non-interest expense. ASC 740-10-25 also sets out disclosure requirements to enhance transparency of an entity’s tax reserves. See Note 21 for additional information.

Insurance Private Retirement Plans and Capitalization Plans Policy [Text Block]
q) Insurance, private retirement plans and capitalization plans

We recognize revenue from our insurance operations, including our life insurance activities that consist almost exclusively of one-year term life insurance, as short-duration contracts over the period of insurance coverage. Reserves for insurance claims are established based on historical experience, claims in process of payment, estimated amounts of claims incurred but not yet reported, and other factors relevant to the levels of reserves required. In the normal course of business, we reinsure a portion of the risk underwritten, particularly property and casualty risks that exceed the maximum limits of responsibility that we understand as appropriate for each segment and product (after a study which considers size, experience, specificities and the necessary capital to support these limits). We reinsure our risks with local reinsurers according to the Resolution No. 168 of December 17, 2007, which assures to local reinsurers the preferential offer of each cession of reinsurance in a minimum amount of 60% of the assigned premiums, up to January 16, 2010, and of 40%, after that date. These reinsurance agreements permit recovery of a portion of losses from the reinsurer, although they do not discharge our primary liability as direct insurer of the risks reinsured. The following table presents the amounts of reinsurance receivables, earned premiums and recoveries:

	2010	2009	2008
Reinsurance receivables at period end	1,093	1,147	59
Earned premiums ceded under reinsurance contracts during the year ended December 31	791	759	340
Recoveries recognized under reinsurance contracts during the year ended December 31	714	521	317

A liability for premium deficiencies is recognized if the estimated amount of premium deficiencies exceeds deferred acquisition costs.

The significant majority of our private retirement plans correspond to deferred annuities. Of the plans currently offered by us, known as PGBL and VGBL, the investment risk during the accumulation phase of the plans is for the account of the holders of the policies and we account for them as investment contracts in accordance with the requirements of ASC 944-20, Financial Services – Insurance – Insurance Activities. During the accumulation phase of our PGBL and VGLB plans we recognize as a liability the amounts received from the customers that accumulate in their accounts and we recognize as revenue amounts deducted from their contributions as service fees. Customers of PGBL and VGBL plans may redeem the balance accrued in their favor at any moment, after a minimum holding period, and we recognize a liability for investment contracts equal to the balance of the account of the customer. The balance of the investment contract accounts increases as a result of contributions made by customers and by interest credited to such accounts and reduces by withdrawals and service fees charged to the customers. Service fees charged to customers of PGBL and VGBL plans are recorded under “Insurance premiums, income on private retirement plans and of capitalization plans” and interest credited to balance accounts is presented under “Interest on investment contracts” in the consolidated statement of income.

At the end of a contractually stated term the amounts not redeemed by the customers are used to purchase an annuity, at terms contractually established at the date the customers entered into the plans. During the benefit’s pay-out phase, which is the period after the purchase of the annuity, we recognize a liability for future benefits policy.

We recognize an additional liability in accordance with ASC 944-20 during the accumulation phase if the present value of the expected benefit payments at the expected annuitization date exceeds the expected account balance at such annuitization date.

On the private retirement plans that are not considered investment contracts we recognize as revenue all amounts collected from customers and we recognize an expense for the recognition of a liability for future policy benefits.

Considering the reduced period since we have been offering retirement plans, the amount of liabilities for future benefits policy for annuities in the pay-out phase are minimal.

Under our capitalization plans, our customers deposit with us specified amounts, depending on the plan, which are redeemable by the customers at their full amount with monetary indexation only at the end of the contractually agreed term of the specific plan, which generally exceeds one year. Customers enter, during the term of the plan, into periodic lotteries that present opportunities to win cash prizes. At any moment before the end of the contractually agreed term in which the customers redeem their funds, we refund an amount which is only a percentage of the amount originally deposited. We recognize as revenue on a straight line basis over the contractual term the difference between the initial amount deposited with us and the amount to which we are liable as of such date. We recognize as a reduction in revenue the recording of an actuarially determined provision for future prizes.

Deferred Policy Acquisition Costs [Text Block]
r) Deferred policy acquisition costs

The costs that vary with and relate to the production of new insurance business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy insurance and underwriting. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

Deferred policy acquisition costs related to insurance contracts are amortized over the expected lives of the contracts. Deferred policy acquisition costs are reduced, when applicable, by any premium deficiency.

Pension and Other Postretirement Plans, Policy [Policy Text Block]
s) Employee benefits

Pension plans and other post-retirement benefits

We are required to make employer contributions to the government pension funds, welfare benefits and redundancy plans, as appropriate, in Brazil and other countries where we operate, which are expensed as incurred. Such contributions totaled R$ 1,328, R$ 1,178 and R$ 747 at December 31, 2010, 2009 and 2008, respectively.

We also sponsor defined benefit plans and defined contribution plans that are accounted for in accordance with ASC 715-30, Compensation – Retirement Benefits – Defined Benefit Plans – Pension. Accounting for defined benefit plans requires the use of an actuarial method for determining defined benefit pension costs and provides for the deferral of actuarial gains and losses (in excess of a specific corridor) that result from changes in assumptions or actual experience differing from that assumed. For defined contribution plans we recognize as an expense in the consolidated statement of income the contributions to the plan during the relevant period. Some of the business we acquired also sponsor healthcare post-employment benefit plans and we are committed by the purchase agreements to maintain such benefits for a specified period of time. We account for such health-care post-retirement benefits in accordance with ASC 715-60, Compensation – Retirement Benefits – Other Postretirement

Pursuant to ASC 715-20, Compensation – Retirement Benefits – Defined Benefit Plans - General, we recognize deferred actuarial gains and losses and unrecognized prior service cost in the consolidated balance sheet, directly against stockholders’ equity (“Other Accumulated Comprehensive Income – Defined Benefit Pension Plans and Other Post-Retirement Plans”).

A curtailment is an event that significantly reduces the expected years of future service of present employees or eliminates for a significant number of employees the accrual of defined benefits for some or all of their future services. A settlement is a transaction that is an irrevocable action, relieves the employer (or the plan) of primary responsibility for a pension or postretirement benefit obligation, and eliminates significant risks related to the obligation and the assets used to effect the settlement.

A gain or loss from a plan curtailment is the sum of two elements: (a) the recognition in income of deferred prior service cost associated with years of service no longer expected to be rendered and (b) the change in the projected benefit obligation, net of any unrecognized gains or losses.

If the curtailment causes the projected benefit obligation to decline, the gain is netted against any unrecognized net loss, if any, and any excess gain is a curtailment gain. If the curtailment causes the projected benefit obligation to increase, the loss is netted against any unrecognized net gain of the plan, if any, and any excess loss is a curtailment loss.

When a settlement takes place, a gain or loss is recognized for the amount of unrecognized gains and losses previously recognized in Accumulated Other Comprehensive Income plus or less the gain or loss on settlement. When only a part of the projected benefit obligation is settled, the employer should recognize a pro rata portion of the aggregate gain or loss with the pro rata factor computed as the percentage reduction in the projected benefit obligation due to the partial settlement.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

We account for our Share-Based Compensation plans according to ASC 718 – Compensation – Stock Compensation. This guidance requires a public entity to measure the cost of employee services received in exchange for an award of equity instruments, based on the fair value of the award. That cost will be recognized over the period during which an employee is required to provide services in exchange for the award (vesting period). The fair value of employee share options and similar instruments is estimated using option-pricing models adjusted to the unique characteristics of those instruments. The fair value of other awards such as restricted stock units are measured based on the fair value of the underlying equity instrument.

Since the exercise price of some of our stock options is adjusted based on changes in a general inflation index they should be accounted for as a liability award under ASC 718. Our other awards that have no exercise price are accounted for as equity awards under ASC 718.

Guarantees, Indemnifications and Warranties Policies [Policy Text Block]
t) Guarantees granted

We recognize a liability, presented under “Other Liabilities”, for the fair value of guarantees granted at the date on which we issue the guarantee. Fair value is generally represented by the price we charge the customer to issue the guarantee. Subsequent to issuance of the guarantee we recognize a reduction in the amount of the fair value originally recorded over the period from issuance until the guarantee expires. We recognize the reduction in “Fee and Commission Income” in the consolidated statement of income. If we conclude that it is probable that we will incur a loss in relation to the guarantee issued, we recognize a provision for the estimated amount of the probable loss which is also presented under “Other liabilities” in the consolidated balance sheet.

Contingent Gains and Losses Policy [Text Block]
u) Contingent gains and losses

Contingent gains and losses are assessed, recognized and disclosed according to the provisions set forth in ASC 450, Contingencies.

Contingent gains and losses refer to potential rights or obligations arising from past events, the occurrence of which is dependent upon future events.

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Contingent gains: they are not recognized in our financial statements, except when we understand realization is certain, usually represented by favorable claims awarded to us in a final and unappealable judgment and the actual recovery of the claim through either the receipt or their legal offset against another liability.

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Contingent losses: basically arise from administrative proceedings and lawsuits, inherent in the normal course of business, filed by third parties, former employees and governmental bodies, in connection with civil, labor, tax (other than tax on income) and social security lawsuits. These contingencies are measured based on our best estimates, considering the opinion of legal advisors when considered probable that financial resources shall be required to settle the contingency and the amount may be reasonably estimated. Contingencies are classified either as probable, for which provisions are recognized; possible, which are disclosed but not recognized; or remote, for which recognition or disclosure are not required. Contingent amounts are measured through the use of models and criteria which allow reasonably estimates, in spite of the inherent uncertainty in their term and amounts.

Escrow deposits are adjusted in accordance with the terms of current legislation.

Contingent losses guaranteed by indemnity clauses provided by third parties, such as in business combinations consummated before January 1, 2009, are recognized when a claim is asserted with simultaneous recognition of the corresponding receivable, when its collectability is considered probable. For business combinations consummated after January 1, 2009, indemnification assets are recognized at the same time and measured on the same basis as the indemnified item, subject to collectability or contractual limitations on the indemnified amount.

Treasury Stock Policy [Text Block]
v) Treasury stock

Common and preferred shares reacquired are recorded under “Treasury Stock” within stockholders’ equity at their acquisition price.

Shares held in treasury that are subsequently sold, such as those sold to grantees under our Stock Option Plan, are recorded as a reduction in treasury stock at the average price of the shares in treasury held at such date.

The difference between the sale price and the average price of the shares in treasury is recorded as a reduction or increase in additional paid-in capital. Shares held in treasury that are cancelled are recorded as a reduction in treasury stock against appropriated retained earnings, at the average price of the shares held in treasury at the cancellation date.

Interest On Stockholders Equity Policy [Text Block]
w) Interest on stockholders' equity

From January 1, 1996, Brazilian corporations are permitted to attribute a tax-deductible notional interest charge on stockholders' equity.

For US GAAP purposes, the notional interest charge is treated as a dividend and is, accordingly, shown as a direct reduction of stockholders' equity in the financial statements. The related tax benefit is recorded in the consolidated statement of income.

Earnings Per Share, Policy [Policy Text Block]
x) Earnings per share

Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding for each year presented. Weighted average shares are computed based on the periods for which the shares are outstanding.

Earnings per share are presented based on the two types of stock issued by Itaú Unibanco Holding. Both types, common and preferred, participate in dividends on substantially the same basis, except that preferred shares are entitled to a priority non-cumulative minimum annual dividend of R$ 0.022 per share. Earnings per share are computed based on the distributed earnings (dividends and interest on stockholders' equity) and undistributed earnings of Itaú Unibanco Holding after giving effect to the preference indicated above, without regard to whether the earnings will ultimately be fully distributed. Earnings per share amounts have been determined as though all earnings will be distributed and computed following the “two class” method established by ASC 260, Earnings Per Share.

Itaú Unibanco Holding has issued stock options and other stock based compensation instruments (Note 26) whose dilutive effects are reflected in diluted earnings per share by application of the “treasury stock method“. Under the treasury stock method, earnings per share are calculated as if options were exercised and as if the assumed proceeds (consisting of funds to be received upon exercise of the stock options and the amount of compensation cost attributed to future services and not yet recognized) were used to purchase our own stock.

Revenue Recognition, Services, Commissions [Policy Text Block]
y) Fee and commission income

We earn fee income from investment management, credit card, investment banking and certain commercial banking services. Such fees are typically recognized when the service is performed (investment and commercial banking) or over the life of the contract (investment management and credit cards).

Recently Accounting Guidance Applicable For Current Period Policy [Text Block]
z) Accounting guidance applicable for the year ended December 31, 2010

In September 2010, FASB issued ASU 2010-25, “Plan Accounting: Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans”. The amendment requires that loans to participants be classified as accounts receivables from participants, and be separated from investment plans and measured at the unpaid loan principal balance plus any accrued interest not yet paid. The amendment is effective for fiscal periods ending after December 15, 2010.

In August 2010, the FASB issued ASU 2010-21, “Accounting for Technical Amendments to Various SEC Rules and Schedules”. The will codify ASU previously-issued technical amendments to various rules, forms and schedules under the Securities Act of 1933 and the Securities Exchange Act of 1934. The amendments, issued by the SEC on April 2009, were a result of the implementation of revised guidance on business combinations and noncontrolling interests in consolidated financial statements under ASC 805 and ASC 810. The purpose of the amendments is to eliminate obsolete terminology and revise reporting and disclosure requirements to achieve consistency between the SEC´s compliance requirements and ASC 805 and ASC 810. The adoption of this amendment to ASC did not have impact in our consoled financial statements.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about Credit Quality of Financing Receivables and Allowance for Credit Losses”. The guidance of this ASU requires a greater level of disaggregated information about the allowance for credit losses and the credit quality of financing receivables. The period-end balance disclosure requirements for loans and the allowance for loan losses are being presented without comparatives (as allowed by ASU 2010-20) in these financial statements.

In April 2010, the FASB issued ASU 2010-18, “Receivables (Topic 310), Effect of Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset”. As a result of the amendments in this guidance, modifications of loans that are accounted for within a pool under ASC 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The guidance in this ASU is effective in the first interim or annual period ending on or after July 15, 2010 and is to be prospectively applied. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (Topic 815): Scope Exception Related to Embedded Credit Derivatives”. The guidance in this ASU clarifies and amends the accounting for credit derivatives embedded in beneficial interests in securitized financial assets. The new guidance is effective the first day of the first fiscal quarter beginning after June 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In February 2010, the FASB issued ASU 2010-10, “Consolidation (Topic 810): Amendments for Certain Investment Funds”. The guidance deferred the effective date of certain recent amendments and clarified other aspects of the ASC 810 amendments. As a result of the deferral, a reporting entity will not be required to apply the recent amendments to the Subtopic 810-10 consolidation requirements to its interest in an entity that meets the criteria to qualify for the deferral. This guidance also clarified how a related party´s interests in an entity should be considered when evaluating the criteria for determining whether a decision maker or service provider fee represents a variable interest. In addition, the guidance also clarified that a quantitative calculation should not be the sole basis for evaluating whether a decision maker´s or service provider´s fee is a variable interest. The impact of adopting this guidance was not material.

In January 2010, the FASB issued ASU 2010-06, ”Fair Value Measurements and Disclosures”. The guidance requires the disclosure of the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. The disclosures are effective for reporting periods beginning after December 15, 2009. Additionally, disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. The effects of adoption and the required disclosures are presented in Note 28.

In June 2009, the FASB issued an amendment to ASC 860, Transfers and Servicing, through the issuance of SFAS 166, “Accounting for Transfers of Financial Assets - an amendment of FASB Statement 140”. Subsequently, on December 2009, ASU 2009-16 “Accounting for Transfers of Financial Assets – an amendment of FASB Statement 140” was issued. This amendment to ASC 860 removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810 to qualifying special purpose entities. ASC 860 changes the requirements for derecognizing financial assets modifying the financial components approach and limits the circumstances in which a financial asset, or portion of a financial asset, should be derecognized when the transferor has not transferred the entire original financial asset to an entity that is not consolidated with the transferor in the financial statements being presented and/or when the transferor has continuing involvement with the transferred financial asset. This amendment to ASC 860 removes the special provisions for guaranteed mortgage securitizations and, as a result, requires those securitizations to be treated the same as any other transfer of financial assets within the scope of ASC 860. Additional disclosures are required to provide financial statement users with greater transparency about transfers of financial assets and a transferor’s continuing involvement with transferred financial assets. This guidance was effective for Itaú Unibanco on January 1, 2010. The adoption of this guidance did not have any material impact on our financial condition or results of operations.

Also on June 2009, the FASB issued an amendment to ASC 810, Consolidation, through the issuance of SFAS 167 “Amendments to FASB Interpretation 46(R)”. Subsequently, on December 2009, ASU 2009-17 “Amendments to FASB Interpretation 46(R)” was issued. This amendment to ASC 810 requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. ASC 810 also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity, which was based on determining which enterprise absorbs the majority of the entity’s expected losses, receives a majority of the entity’s expected residual returns, or both.  ASC 810 requires enhanced disclosures that provide users of financial statements with more transparent information about an enterprise’s involvement in a variable interest entity. This guidance was effective for Itaú Unibanco on January 1, 2010. The adoption of this guidance did not have a material impact on the financial condition or results of operations, and the additional required disclosures are presented in Note 1b and on the face of our consolidated Balance Sheet.

Recently Accounting Guidance Applicable For Future Periods Policy [Text Block]
aa) Recently issued accounting guidance applicable for future periods

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of effective control for repurchase agreements”, which intends to improve financial reporting of repurchase agreements and other agreements, that obligate a transferor to repurchase or redeem financial assets before their maturity. This amendment removes from the evaluation of the effective control over a financial asset the criterion that considered the transferor's ability to repurchase or redeem the asset according to agreed-upon conditions. This ASU is effective on the first interim or annual period starting on or after December 15, 2011. Early adoption is not permitted. We are evaluating the potential impact of the guidance in this ASU.

In January 2011, the FASB issued ASU 2011-01 Receivables (Topic 310), “Deferral of the effective date of disclosures about troubled debt restructurings”, which deferred on a temporary basis the implementation of paragraphs 310-10-50-31 to 310-10-50-34 of ASU 2010-20, which address troubled debt restructuring. However, in April 2011, the FASB issued ASU 2011-02 Receivables (Topic 310), “A creditor’s determination of whether a restructuring is a troubled debt restructuring”, and established that the disclosures postponed by the ASU 2011-01 should be presented for annual or interim periods beginning on or after June 15, 2011. Additionally, the ASU 2011-02 assists creditors in identifying any restructured troubled debts. We are evaluating the potential impact of the guidance in this ASU.

In December 2010, FASB issued ASU 2010-28, “Intangibles – Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This amendment sets forth that the step 2 of the impairment test, which measures the amount of impairment, shall be performed in case the business unit has a zero or a negative carrying amount, and is more likely than not that an impairment exists. This amendment is effective for fiscal periods beginning after December 15, 2010. We are assessing the impact of this change.

In December 2010, the FASB issued ASU 2010-29, “Disclosure of supplementary pro forma information for business combinations”. The amendment is intended to clarify the pro forma disclosures required for a business combination occurring during the reporting period. The amendment is effective prospectively for business combinations occurred on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. We are evaluating the potential impact of the guidance in this ASU.

In October 2010, the FASB issued ASU 2010-26, Financial Services – Insurance (Topic 944), which addresses the accounting for costs associated with acquiring or renewing insurance contracts, and specifies which costs related to these activities may be deferred. This ASU is effective for fiscal years and interim periods beginning on or after December 15, 2011. Early adoption is permitted. We are evaluating the potential impact of the guidance in this ASU.

In September 2010, the FASB issued ASU 2010-24, “Presentation of Insurance Claims and Related Insurance Recoveries” which amends ASC 954 to reflect the Emerging Issues Task Force (“EITF’) consensus that the insurance guidance for health care entities should require these entities to reflect their gross exposure to claims liabilities with a corresponding receivable for insurance recoveries. The amendments align the accounting requirements for health care entities with other industries. The guidance in the ASU is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010, with early adoption permitted. We are evaluating the potential impact of the guidance in this ASU.

In August 2010, the FASB issued ASU 2010-22, “Technical Corrections to SEC Paragraphs – An announcement made by the staff of the SEC”.   The guidance in the ASU primarily amends various SEC paragraphs based on external comments received as well as the issuance of Staff Accounting Bulletin (“SAB”) 112, which amends or rescinds portions of certain SAB topics.   The guidance will also amend the XBRL taxonomy. We are evaluating the potential impact of the guidance in this ASU.

In April 2010, the FASB issued ASU 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments”. It clarifies that an insurance enterprise should not consider any separate account interests in an investment held for the benefit of policy holders to be the insurer’s own interests. Accordingly, the insurer should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. The guidance in this ASU amends to ASC 944-80 to clarify when special accounting for investments in consolidation is appropriate. The guidance in this ASU is effective for interim periods and fiscal years beginning after December 15, 2010 and is to be retrospectively applied. We are evaluating the potential impact of the guidance in this ASU.

In April 2010, the FASB issued ASU 2010-13, “Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. The ASU updates the guidance in ASC 718, Compensation—Stock Compensation, to clarify that share-based payment awards with an exercise price denominated in the currency of a market in which a substantial portion of the underlying equity security trades should not be considered to meet the criteria requiring classification as a liability. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.